Organization - Formation Transactions (Details)			9 Months Ended	12 Months Ended
	May. 20, 2015 shares	Nov. 19, 2014 item shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($)
Formation transactions
Amount outstanding | $			$ 164,500,000	$ 74,000,000
Landmark, General Partner and affiliates
Formation transactions
Amount outstanding | $			$ 164,500,000	$ 74,000,000
Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,952,665
Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Formation transactions
Unit interest owned (as a percent)				40.00%
Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,068,114
The 81 tenant sites and related real property interests acquired on March 4, 2015. | Distribution of units and cash for assets and liabilities of Fund A and Fund D | Landmark, General Partner and affiliates
Formation transactions
Number of real estate investment funds | item		2
Initial public offering | Common Unitholders, Public
Formation transactions
Unit interest owned (as a percent)		35.10%
Initial public offering | Common Unitholders, Public | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,952,665
Initial public offering | Subordinated Unitholder, Landmark | Landmark Infrastructure Partners LP, Predecessor, Fund A and Fund D
Formation transactions
Distribution, units issued		1,068,114
IPO, Public
Formation transactions
Units issued			3,000,000
IPO, Public | Common Unitholders, Public
Formation transactions
Units issued	3,000,000	2,750,000	3,000,000
IPO, Public | Subordinated Unitholder, Landmark
Formation transactions
Units issued			0
Over-allotment option | Common Unitholders, Public
Formation transactions
Units issued		100,000
Sale to affiliate | Subordinated Unitholder, Landmark | Landmark, General Partner and affiliates
Formation transactions
Units issued		2,066,995